Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013 acre	Apr. 22, 2012
Schedule of Capitalization, Long-term Debt [Line Items]
Land purchased				17.6	18.3
Debt instrument, restrictive covenants	Maintaining a debt coverage ratio of EBITDA to indebtedness (defined as current maturities of long-term debt, interest expense and distributions) of greater than 1.5 to 1.0.	Maintaining a debt coverage ratio of EBITDA to indebtedness (defined as current maturities of long-term debt, interest expense and distributions) of greater than 1.5 to 1.0.
Carrying value, long term debt	$ 27,186,000	$ 81,965,000	$ 81,965,000	$ 74,743,000
Notes issued at discount		4,125,000	4,125,000	4,367,000
2013 Consolidated Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument maturity date	Dec. 15, 2018	Dec. 15, 2018
Construction loan		11,963,000	11,963,000	12,360,000
Long-term debt		14,600,000	14,600,000
Debt Instrument, Interest Rate Terms	U.S. Prime rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4.0% per annum.	U.S. Prime rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4.0% per annum.
Debt instrument, basis spread on variable rate			0.50%
Debt instrument, interest rate, stated percentage rate range, minimum			4.00%
Carrying value, long term debt		9,100,000	9,100,000
Availability amount		5,500,000	5,500,000
2013 Construction Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Construction loan		9,127,000	9,127,000	1,750,000
Long-term debt		12,300,000	12,300,000	1,750,000
Debt Instrument, Interest Rate Terms	U.S. Prime Rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4.0% per annum.	U.S. Prime Rate plus 0.5%, adjusted from time to time, but not more often than each day, on the 21st day of each month.
Debt instrument, basis spread on variable rate			0.50%	0.50%
Debt instrument, interest rate, stated percentage rate range, minimum			4.00%	3.25%
Two Thousand and Eleven Consolidated Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument, amortization period		20 years
Debt instrument, interest rate		5.00%	5.00%
14% Note due 2017 [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument, interest rate		14.00%	14.00%
Carrying value, long term debt		46,200,000	46,200,000
2022 Note [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument maturity date	Apr. 03, 2022	Apr. 03, 2022
Debt Instrument, Interest Rate Terms			The 2022 Note is due on April 3, 2022 and interest accrued at a rate of 10% per annum, payable semiannually in arrears on December 31st and June 30th of each year. We may, at our option, choose to defer all or a portion of the accrued interest on the note that is due and payable on any payment date, provided that such amount of accrued interest shall be multiplied by 1.3 and added to the principal amount of the note on such interest payment date (with the result that such interest shall have accrued at an effective rate of 13.0% instead of 10.0% through such payment date)
Debt instrument, interest rate		10.00%	10.00%
Carrying value, long term debt		18,800,000	18,800,000
Notes issued at discount		2,400,000	2,400,000			2,400,000
Remaining unamortized discount		500,000	500,000
Total unamortized discount		4,100,000	4,100,000
Debt Instrument, Interest Rate, Effective Percentage		13.00%	13.00%
2021 Consolidated Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument maturity date	Jun. 01, 2021
Construction loan	27,186,000
Debt instrument, restrictive covenants	Maintaining a debt coverage ratio of EBITDA to indebtedness (defined as current maturities of long-term debt, interest expense and distributions), as defined in the applicable agreement, of greater than 1.5 to 1.0.
Debt instrument, interest rate	4.75%
Carrying value, long term debt	27,200,000
2017 Related Party Note [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument maturity date	Apr. 03, 2017	Apr. 03, 2017
2013 Land Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Construction loan		3,000,000	3,000,000
Debt Instrument, Interest Rate Terms	U.S. Prime Rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4.0% per annum.	U.S. Prime Rate plus 0.5%, adjusted monthly, subject to a minimum interest rate of 4% per annum.
Debt instrument, basis spread on variable rate			0.50%
Debt instrument, interest rate, stated percentage rate range, minimum			4.00%
Land purchased					18.3
2013 Consolidated Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt		$ 11,963,000	$ 11,963,000	$ 12,360,000
Debt instrument, amortization period		20 years
Debt instrument, interest rate		5.00%	5.00%
Minimum [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt coverage ratio of indebtedness	1.5	1.5
Maximum [Member] | 2021 Consolidated Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt coverage ratio of indebtedness	1.5